Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2018
Inventories
Finished goods	€ 951,211	€ 774,133
Health care supplies	418,057	391,593
Raw materials and purchased components	247,424	224,054
Work in process	104,398	77,023
Inventories	€ 1,721,090	€ 1,466,803